Stockholders' Equity - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2025 $ / shares shares	Feb. 08, 2024 shares	Jan. 29, 2024 shares	Feb. 08, 2024 shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2023 MXN ($) shares	Jan. 29, 2025 shares	Dec. 31, 2022 MXN ($) shares
Disclosure of classes of share capital [line items]
Number of shares			84,150,261				28,050,087		28,050,087
Capital Stock | $					$ 8,283,347	$ 8,283,347	$ 471,282		$ 471,282
Number of shares outstanding					112,200,752	112,200,752
Share split		3	3
Tax rate for dividends which exceeds the CUFIN and CUFINRE						42.86%
Profit reserved for income tax obligation | $						$ 1,592,401	709,314
Class A
Disclosure of classes of share capital [line items]
Number of shares		28,050,491		28,050,491	38,709,677	38,709,677
Capital Stock | $					$ 7,812,065	$ 7,812,065	$ 0
Number of shares issued and fully paid		4,000,000		4,000,000
Number of shares outstanding		4,000,000		4,000,000
Description of voting rights				Each Class A share had full voting rights of one vote per share	Each holder of Class A shares is entitled to one vote per share.
Class A | Major Ordinary Share Transactions
Disclosure of classes of share capital [line items]
Number of shares	21,000,000				2,222,705	2,222,705		343,348
Public offering price | $ / shares	$ 28.25
Class B
Disclosure of classes of share capital [line items]
Number of shares					5,200,000	5,200,000
Number of shares issued and fully paid		11,025,000		11,025,000
Number of shares outstanding		11,025,000		11,025,000
Description of voting rights				Each Class B share had full voting rights of one vote per share	Each Class B share is entitled to 15 votes per share on all corporate matters.
Description of conversion of shares					Each Class B share will convert automatically into one Class A share (i) upon sale into the public market; (ii) upon any transfer, subject to some exceptions; and (iii) at such time as the number of issued and outstanding Class B shares represents less than 1.0% of the aggregate number of the aggregate shares of the Company then outstanding.
Percentage of maximum number of issued and outstanding shares that represents aggregate shares outstanding					1.00%	1.00%
Class C
Disclosure of classes of share capital [line items]
Number of shares					68,291,075	68,291,075
Number of shares outstanding							0
Description of voting rights					The 68,291,075 Class C common shares are entitled to one vote per share on all corporate matters
Description of conversion of shares					Each Class C share will convert automatically into one Class A share upon (i) sale into the public market; (ii) certain transfers permitted during the Liquidity Lock-Up Period; and (iii) upon expiry of the Liquidity Lock-Up Period.
Unissued reserved shares		15,000,000		15,000,000
Number of shares reserved to cover exercises of Common and Exit options					45,000,000
Number of shares reserved to cover exercises of the Equity Incentive Plan					8,400,000
Class D
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid		8,571,428		8,571,428
Number of shares outstanding		8,571,428		8,571,428
Description of voting rights				Each Class D share had full voting rights of one vote per share
Class E
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid		4,453,659		4,453,659
Number of shares outstanding		4,453,659		4,453,659
Description of voting rights				Each Class E share had full voting rights of one vote per share